RELATED AND INTERESTED PARTIES	6 Months Ended
Jun. 30, 2026
RELATED AND INTERESTED PARTIES

NOTE 11: RELATED AND INTERESTED PARTIES

During the six-month period ended June 30, 2026, the Group recognized revenues of $70 and $140 from two clinics (Clinic A and B, respectively) that are serviced by management services organizations in which Tikva holds minority investments. As an accounting matter, including due to influence considerations, we will be treating these entities as related parties, although the investment contract terms are unrelated to the revenue-generating contracts, and although the investment and revenue-generating agreements are with different Group entities. As of June 30, 2026, the trade receivable balances amounted to $135 from Clinic A. The investments in these entities are measured at fair value through profit or loss in accordance with IFRS 9.